Consolidated statements of cash flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Payment of short term lease and variable charges	$ 135	$ 193	$ 175
Non cash transactions
Unpaid acquisitions of property, plant and equipment and intangible assets	486	434	488
Unpaid additions of assets held for sale	18	0	0
Hydrocarbon wells abandonment costs	169	507	268
Additions of right-of-use assets	444	404	306
Capitalization of depreciation of right-of-use assets	61	68	57
Capitalization of financial accretion for lease liabilities	10	13	14
Capitalization in associates and joint ventures	$ 0	$ 0	$ 1